Leases - Supplemental Cash Flow and Other Lease Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating cash flows used for operating leases	$ 20.9	$ 23.8
Operating cash flows used for finance leases	0.2	0.1
Financing cash flows used for finance leases	1.5	1.0	$ 0.8
Non-cash ROU assets obtained in exchange for new lease liabilities	16.8	31.8
Non-cash remeasurements increasing lease liabilities	5.7	1.3
Non-cash remeasurements increasing ROU assets	$ 5.7	$ 1.3